UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 028-11478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Scully
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ David Scully                  New York, NY                November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $1,727,851
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

----       -------------------               ------------------------------

                        FORM 13F INFORMATION TABLE


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

COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                  VALUE        SHRS OR    SH/ PUT/ SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP       (X$1000)    PRN AMT  PRN CALL   DISCRETION  MGRS    SOLE   SHARED NONE
AMERICA MOVIL SAB DE CV       SPON ADR L SHS     02364W105     59,823     934,739  SH            Sole             934,739  0     0
AMERICAN TOWER CORP           CL A               029912201     19,786     454,440  SH            Sole             454,440  0     0
APPLE INC                     COM                037833100    106,353     692,992  SH            Sole             692,992  0     0
ARIBA INC                     COM NEW            04033V203        514      47,653  SH            Sole              47,653  0     0
AUDIBLE INC                   COM NEW            05069A302        873      67,191  SH            Sole              67,191  0     0
AUTHENTIDATE HLDG CORP        COM                052666104        178     153,702  SH            Sole             153,702  0     0
BAIDU COM INC                 SPON ADR REP A     056752108    113,538     391,983  SH            Sole             391,983  0     0
BANKRATE INC                  COM                06646V108     44,240     959,242  SH            Sole             959,242  0     0
BLUE NILE INC                 COM                09578R103      6,829      72,557  SH            Sole              72,557  0     0
BROADCOM CORP                 CL A               111320107     49,649   1,362,494  SH            Sole           1,362,494  0     0
BUSINESS OBJECTS S A          SPONSORED ADR      12328X107      8,510     189,652  SH            Sole             189,652  0     0
CENTILLIUM COMMUNICATIONS IN  COM                152319109        116      68,822  SH            Sole              68,822  0     0
CHINA TECHFAITH WIRLS COMM T  SPONSORED ADR      169424108      2,380     355,733  SH            Sole             355,733  0     0
COGENT INC                    COM                19239Y108      1,032      65,795  SH            Sole              65,795  0     0
COMTECH TELECOMMUNICATIONS C  COM NEW            205826209      2,369      44,287  SH            Sole              44,287  0     0
CREE INC                      COM                225447101      3,699     118,943  SH            Sole             118,943  0     0
CROWN CASTLE INTL CORP        COM                228227104      1,501      36,936  SH            Sole              36,936  0     0
DSP GROUP INC                 COM                23332B106      5,826     368,040  SH            Sole             368,040  0     0
ECHELON CORP                  COM                27874N105      5,627     225,000  SH            Sole             225,000  0     0
ENDWAVE CORP                  COM NEW            29264A206        264      24,882  SH            Sole              24,882  0     0
EQUINIX INC                   COM NEW            29444U502     77,624     875,223  SH            Sole             875,223  0     0
FOCUS MEDIA HLDG LTD          SPONSORED ADR      34415V109    167,901   2,893,847  SH            Sole           2,893,847  0     0
GLOBAL CROSSING LTD           SHS NEW            G3921A175          5     523,500  SH            Sole             523,500  0     0
GOOGLE INC                    CL A               38259P508    157,506     277,656  SH            Sole             277,656  0     0
INPHONIC INC                  COM                45772G105        776     280,000  SH            Sole             280,000  0     0
IPASS INC                     COM                46261V108        987     234,898  SH            Sole             234,898  0     0
ISILON SYS INC                COM                46432L104      8,038   1,043,900  SH            Sole           1,043,900  0     0
KNOT INC                      COM                499184109     12,694     597,089  SH            Sole             597,089  0     0
LA Z BOY INC                  COM                505336107        803     108,809  SH            Sole             108,809  0     0
LAWSON SOFTWARE INC NEW       COM                52078P102    108,516  10,840,715  SH            Sole          10,840,715  0     0
MARCHEX INC                   CL B               56624R108      2,287     240,500  SH            Sole             240,500  0     0
MELCO PBL ENTMNT LTD          ADR                585464100      2,319     140,545  SH            Sole             140,545  0     0
MICREL INC                    COM                594793101      4,658     431,300  SH            Sole             431,300  0     0
MONOLITHIC PWR SYS INC        COM                609839105     31,075   1,223,423  SH            Sole           1,223,423  0     0
NAVTEQ CORP                   COM                63936L100      2,419      31,030  SH            Sole              31,030  0     0
NII HLDGS INC                 CL B NEW           62913F201     65,783     800,765  SH            Sole             800,765  0     0
NOKIA CORP                    SPONSORED ADR      654902204     81,793   2,156,409  SH            Sole           2,156,409  0     0
NUTRI SYS INC NEW             COM                67069D108     10,381     221,400  SH            Sole             221,400  0     0
OMNIVISION TECHNOLOGIES INC   COM                682128103      4,411     194,042  SH            Sole             194,042  0     0
PERFECT WORLD CO LTD          SPON ADR REP B     71372U104     13,540     500,000  SH            Sole             500,000  0     0
QUALCOMM INC                  COM                747525103    111,954   2,649,175  SH            Sole           2,649,175  0     0
REALNETWORKS INC              COM                75605L104      2,941     433,729  SH            Sole             433,729  0     0
RESEARCH IN MOTION LTD        COM                760975102     44,239     448,900  SH            Sole             448,900  0     0
RF MICRODEVICES INC           COM                749941100      2,873     426,929  SH            Sole             426,929  0     0
SANDERSON FARMS INC           COM                800013104      1,588      38,102  SH            Sole              38,102  0     0
SANDISK CORP                  COM                80004C101     53,745     975,402  SH            Sole             975,402  0     0
SBA COMMUNICATIONS CORP       COM                78388J106     16,834     477,145  SH            Sole             477,145  0     0
SECURE COMPUTING CORP         COM                813705100        494      50,735  SH            Sole              50,735  0     0
SELECT COMFORT CORP           COM                81616X103      5,364     384,520  SH            Sole             384,520  0     0
SIGMA DESIGNS INC             COM                826565103      9,013     186,834  SH            Sole             186,834  0     0
SIRF TECHNOLOGY HLDGS INC     COM                82967H101      7,216     337,979  SH            Sole             337,979  0     0
SKILLSOFT PLC                 SPONSORED ADR      830928107      2,174     241,769  SH            Sole             241,769  0     0
SOHU COM INC                  COM                83408W103    112,605   2,986,087  SH            Sole           2,986,087  0     0
TASER INTL INC                COM                87651B104     16,299   1,038,836  SH            Sole           1,038,836  0     0
TD AMERITRADE HLDG CORP       COM                87236Y108     50,643   2,779,524  SH            Sole           2,779,524  0     0
THE9 LTD                      ADR                88337K104     12,072     350,000  SH            Sole             350,000  0     0
THQ INC                       COM NEW            872443403      1,698      67,966  SH            Sole              67,966  0     0
TRIDENT MICROSYSTEMS INC      COM                895919108      6,753     425,000  SH            Sole             425,000  0     0
TTM TECHNOLOGIES INC          COM                87305R109      1,515     130,939  SH            Sole             130,939  0     0
UNDER ARMOUR INC              CL A               904311107      6,596     110,259  SH            Sole             110,259  0     0
UNIVERSAL DISPLAY CORP        COM                91347P105      1,772     100,000  SH            Sole             100,000  0     0
UTSTARCOM INC                 COM                918076100        897     245,000  SH            Sole             245,000  0     0
VASCO DATA SEC INTL INC       COM                92230Y104     24,646     698,000  SH            Sole             698,000  0     0
YAHOO INC                     COM                984332106     46,053   1,715,678  SH            Sole           1,715,678  0     0
ZORAN CORP                    COM                98975F101      1,246      61,700  SH            Sole              61,700  0     0

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